 REX-OSREY™ ETH + STAKING ETF (ESK)
REX-OSREY™ SOL + STAKING ETF (SSK)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated March 11, 2026
to the Prospectus
dated June 27, 2025, as amended September 1, 2025
as supplemented from time to time

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FUND SUMMARY – REX-OSPREY™ ETH + STAKING ETF
Effective May 10, 1016, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
REX-OspreyTM ETH + Staking ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Ether (“ETH” or the “Reference Asset”) plus staking rewards associated with the Reference Asset. _____________________________________________________________________________________________
FUND SUMMARY – REX-OSPREY™ SOL + STAKING ETF
Effective May 10, 1016, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
REX-OspreyTM SOL + Staking ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Solana (“SOL” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Effective May 10, 2026, the information hereby replaces in its entirety the information under the section titled “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS - Investment Objective” of the Funds’ Prospectus:

REX-OspreyTM ETH + Staking ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Ether (“ETH” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM SOL + Staking ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Solana (“SOL” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.
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For more information regarding this supplement please call 1-844-802-4004.

This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 844-802-4004.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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